SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Mexican Distributor [Member]
Subsequent Event [Line Items]
Percent of outstanding shares acquired				100.00%
Entity Number of Employees				40
Period of time using distributor				3 years
Anticipated license expense per month		$ 7,000	$ 10,000
Anticipated license exclusivity period	10 years